Income Taxes	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

(a)	Corporate Income Taxes

Under the current laws of the British Virgin Islands (“BVI”), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the year ended March 31, 2022, 2021 and 2020The Company’s subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25% for the year ended March 31, 2022, 2021 and 2020, except for Taizhou Suxuantang where the applicable income tax rate is 15% for the year ended March 31, 2022, 2021 and 2020 since it was qualified as a high-technology company from January 1, 2018 to December 31, 2020. In addition, the Company is allowed to deduct additional 100% of its research and development expenses against its pre-tax income as a high-technology company.

For the year ended March 31, 2022, 2021 and 2020, income tax expenses consisted of the following:

	For the years ended March 31,
	2022	2021	2020

Current income tax provision	$-	$-	$-
Deferred income tax provision	328,146	(192,683)	(101,722)
Total income tax expense (benefit)	328,146	$(192,683)	$(101,722)

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15% to its income from operations before income taxes for the year ended March 31, 2022, 2021 and 2020.

	For the years ended March 31,
	2022	2021	2020

Income (Loss) before income taxes	(5,407,949)	$(2,940,866)	$(10,389,594)
Income tax expense at the PRC statutory rate	(811,192)	(441,130)	(1,558,439)
Non-deductible expenses	178,293	278,437	51,884
Deductible research and development expenses	(53,415)	(41,120)	(39,787)
Deferred tax provision	(197,693)	(192,683)	(101,722)
Deferred tax allowance	525,839	-	-
Effect of income tax rate differences in jurisdictions other than the PRC	686,314	203,813	1,546,342
Total income tax expense (benefit)	328,146	$(192,683)	$(101,722)

(b)	Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of March 31,
	2022	2021

Tax loss carry forward	$392,108	$100,095
Allowance for doubtful account - prepayments, receivables and other current assets	-	163,613
Allowance for doubtful account - accounts receivable	114,449	40,604
Impairment provision for inventory	25,811	17,132
Allowance for deferred tax assets	(532,368)
Total	$-	$321,444

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the year ended March 31, 2022, 2021 and 2020 the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.